Fees Summary	Nov. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 495,000
Previously Paid Amount	0.00
Total Fee Amount	43.06
Total Offset Amount	0.00
Net Fee	43.06
Narrative - Max Aggregate Offering Price	$ 495,000
Final Prospectus	true